Accounts receivable and other	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts receivable and other
8. Accounts receivable and other

	December 31, 2023	December 31, 2022

Trade receivables	$49,387	$33,746
Value added tax and other taxes recoverable	29,465	19,679
Other receivables and advances	21,097	13,610
Prepaid expenses and deposits	19,997	23,940
Investment in marketable securities and debt securities	2,832	138
	$122,778	$91,113